Income from Assets Held for Investment, net (Details Narrative) (USD $)	0 Months Ended	1 Months Ended					2 Months Ended	12 Months Ended
	Aug. 14, 2013	Aug. 31, 2013	Mar. 31, 2013	Sep. 30, 2012	Jul. 31, 2012	Aug. 31, 2011	Apr. 30, 2012	Nov. 30, 2013	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2013	Oct. 31, 2012	Jul. 30, 2012
Notes to Financial Statements
Gross proceeds from sale of real estate	$ 926,000	$ 883,780	$ 256,835	$ 1,579,189	$ 342,862	$ 1,669,115	$ 2,865,682		$ 221,399
Property, net book value	699,248	694,911	169,566	585,064	858,377	1,029,435	1,783,932		640,772	858,377				107,203
Gain on sale of real estate		188,869	87,682	994,125	235,659		1,081,750
Partial discharge of mortgage		606,806	216,810
Legal fees, interest, penalties from sale of real estate, approximation		73,628	13,000
Net proceeds from sale of real estate	209,000	203,346	27,025	1,028,780		1,009,827	2,190,952		1,081,807	1,957,089	0
Principal of mortgage discharged completely upon sale		617,665		480,951		659,288	571,680	606,806
Income from properties held for investment					$ 249,127				$ 163,358	$ 249,127	$ 349,458	$ 4,738	$ 48,743
Properties held for investment, interest rate								9.75%	9.75%